SUBMISSION
TYPE
DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		06/30/2010
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	August 4, 2010
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAC Capital Trust I 7.00% Cap                   055187207      246    11000 SH       Sole                                      11000
Goldman Sachs Grp Inc                           38144x500     1096    46950 SH       Sole                                      46950
Public Svc Co OK Sr Nt Ser B                    744533605      495    19300 SH       Sole                                      19300
A T & T Corp                   COM              00206R102    18223   753340 SH       Sole                                     753340
Agnico Eagle Mines Ltd         COM              008474108    13064   214942 SH       Sole                                     214942
Agrium Inc                     COM              008916108     5844   119410 SH       Sole                                     119410
Allied Nevada Gold Corp        COM              019344100    15401   782595 SH       Sole                                     782595
Amerigas Partners Inc          COM              030975106    11506   278197 SH       Sole                                     278197
Apache Corp                    COM              037411105     6106    72532 SH       Sole                                      72532
Barrick Gold Corp              COM              067901108    32884   724166 SH       Sole                                     724166
Bristol Myers Squibb Co        COM              110122108    23394   938018 SH       Sole                                     938018
Canadian National Railroad     COM              136375102      859    14975 SH       Sole                                      14975
Caterpillar Inc                COM              149123101      837    13927 SH       Sole                                      13927
Chesapeake Energy              COM              165167107      605    28900 SH       Sole                                      28900
Chevron Texaco Corp            COM              166764100      902    13295 SH       Sole                                      13295
Cliffs Natural Resources       COM              18683k101    16467   349174 SH       Sole                                     349174
Colgate-Palmolive Co           COM              194162103     4639    58900 SH       Sole                                      58900
Commercial Metals Co.          COM              201723103    12563   950315 SH       Sole                                     950315
Con Edison Co Of NY            COM              209115104     8084   187554 SH       Sole                                     187554
Crown Cork & Seal Co Inc       COM              228368106      275    11000 SH       Sole                                      11000
CSX Corp                       COM              126408103     6302   126980 SH       Sole                                     126980
Deere & Co                     COM              244199105     4691    84253 SH       Sole                                      84253
Devon Energy Corp              COM              25179M103    32069   526405 SH       Sole                                     526405
Diageo Corp                    COM              25243Q205     1731    27583 SH       Sole                                      27583
Duke Energy Corp               COM              26441C105     3406   212852 SH       Sole                                     212852
Duncan Energy Partners         COM              265026104      250     9400 SH       Sole                                       9400
Enterprise Products Partners L COM              293792107    28746   812731 SH       Sole                                     812731
Exxon Mobil Corp               COM              30231G102     1605    28117 SH       Sole                                      28117
General Dynamics Corp          COM              369550108     9331   159338 SH       Sole                                     159338
General Electric Co            COM              369604103      516    35808 SH       Sole                                      35808
General Maritime Corp          COM              y2693r101     8071  1336301 SH       Sole                                    1336301
General Mills Inc              COM              370334104     2831    79698 SH       Sole                                      79698
Goldcorp Inc.                  COM              380956409      453    10340 SH       Sole                                      10340
H J Heinz Co                   COM              423074103     6480   149941 SH       Sole                                     149941
Hecla Mining Co                COM              422704106    20582  3942930 SH       Sole                                    3942930
Hess Corp                      COM              42809H107     8803   174873 SH       Sole                                     174873
Hugoton Royalty Trust          COM              444717102     7178   378210 SH       Sole                                     378210
Integrys Energy Group Inc      COM              45822p105     1381    31575 SH       Sole                                      31575
Intl Business Machines Corp    COM              459200101     7062    57192 SH       Sole                                      57192
Johnson & Johnson              COM              478160104     6530   110564 SH       Sole                                     110564
Kinder Morgan Energy Partners  COM              494550106     2556    39285 SH       Sole                                      39285
Linn Energy LLC                COM              536020100    19936   750890 SH       Sole                                     750890
Marathon Oil Corp              COM              565849106     5538   178116 SH       Sole                                     178116
Merck & Co Inc                 COM              58933y105     2563    73287 SH       Sole                                      73287
Mesabi Trust                   COM              590672101      436    25050 SH       Sole                                      25050
Mosaic Company                 COM              61945a107     5409   138755 SH       Sole                                     138755
New Gold Inc                   COM              644535106    22643  3658010 SH       Sole                                    3658010
Newmont Mining Corp            COM              651639106    55781   903477 SH       Sole                                     903477
Norfolk & Southern Corp        COM              655844108     1571    29620 SH       Sole                                      29620
Northrop Grumman Corp          COM              666807102     5754   105690 SH       Sole                                     105690
Novartis AG-Sponsored ADR      COM              66987V109     5973   123605 SH       Sole                                     123605
Occidental Petroleum Corp      COM              674599105     3049    39521 SH       Sole                                      39521
Pan American Silver Corp       COM              697900108      240     9500 SH       Sole                                       9500
Pepsico Inc                    COM              713448108     6287   103152 SH       Sole                                     103152
Permian Basin Royalty Trust    COM              714236106     8129   444460 SH       Sole                                     444460
Potash Corp                    COM              73755L107     8412    97539 SH       Sole                                      97539
RIO Tinto PLC                  COM              767204100      491    11260 SH       Sole                                      11260
San Juan Basin Royalty Tr      COM              798241105      735    30100 SH       Sole                                      30100
Silver Wheaton Corp            COM              828336107    24848  1236230 SH       Sole                                    1236230
South Jersey Industries        COM              838518108      518    12050 SH       Sole                                      12050
Southern Co                    COM              842587107     3438   103305 SH       Sole                                     103305
Spectra Energy Corp            COM              847560109      820    40854 SH       Sole                                      40854
Steel Dynamics                 COM              858119100      458    34710 SH       Sole                                      34710
Street Tracks Gold Trust       COM              78463v107    14217   116840 SH       Sole                                     116840
Tenaris ADR                    COM              88031M109     1057    30535 SH       Sole                                      30535
Union Pacific Corp             COM              907818108     3700    53227 SH       Sole                                      53227
United Technologies            COM              913017109      388     5970 SH       Sole                                       5970
USX-U S Steel Group            COM              912909108     6926   179660 SH       Sole                                     179660
Weingarten Realty SBI          COM              948741103      815    42792 SH       Sole                                      42792
Xcel Energy Inc                COM              98389B100     3340   162040 SH       Sole                                     162040